Revenue	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Revenue [Abstract]
Revenue
23	Revenue

The components of revenue, net were as follows:

	Three months ended December 31,		Nine months ended December 31,
(In USD)	2024	2023	2024	2023

Revenue from services
Facilitation revenue (net)	$2,448,571	$2,421,438	$6,894,511	$7,717,064
Others	797	-	797	-

Other operating revenues	-	-	41,942	-
Total	$2,449,368	$2,421,438	$6,937,250	$7,717,064

	Three months ended December 31,		Nine months ended December 31,
Revenue by geographical location	2024	2023	2024	2023
India	$2,449,323	$2,391,332	$6,920,079	$7,615,314
Egypt	-	27,868	13,225	78,259
Vietnam	-	-	-	17,873
Indonesia	45	2,238	3,946	5,618
	$2,449,368	$2,421,438	$6,937,250	$7,717,064

Contract balances

The Company’s contract liabilities for consideration collected prior to satisfying the performance obligations is $689,018 and $716,091 as at December 31, 2024 and March 31, 2024 respectively. The Company has collected $659,650 as advance from customers during the nine months ended December 31, 2024.

The Company offers loyalty program, Z-Points, that results in the deferral of revenue equivalent to the retail value at the date the points are earned. The Company had accumulated deferred revenue amounting to $29,369 and $96,710 as at December 31, 2024 and March 31, 2024, respectively in relation to Loyalty program.

Revenue recognized during the three months and nine months ended December 31, 2024 which was included in contract liabilities balance at the beginning of the respective period amounts to $(13,488) and $256,341 respectively ($NIL and $360,686 recognized during the three months and nine months ended December 31, 2023 respectively).

25	Revenue

The components of revenue, net were as follows:

(In USD)
	March 31, 2024	March 31, 2023
Income from rentals
Self-drive rentals	$-	$165,834
Revenues from services
Facilitation revenue (net)	9,836,434	8,586,785
Other operating revenues	60,799	73,587
Total	9,897,233	8,826,206

Revenue by geographical location	March 31, 2024	March 31, 2023
India	$9,759,318	$8,615,615
Egypt	114,680	110,092
Vietnam	17,756	98,945
Indonesia	5,480	1,554
	9,897,233	8,826,206

Contract balances

The Company’s contract liabilities for consideration collected prior to satisfying the performance obligations is $640,173 and $786,572 as at March 31, 2024 and March 31, 2023 respectively. The Company has collected $177,590 as advance from customers during the year ended March 31, 2024.

The Company offers loyalty program, Z-Points, that results in the deferral of revenue equivalent to the retail value at the date the points are earned. The Company had accumulated deferred revenue amounting to $96,710 and $260,705 as at March 31, 2024 and March 31, 2023, respectively in relation to Loyalty program.

Revenue recognized during the year ended March 31, 2024 and March 31, 2023 respectively which was included in contract liabilities balance at the beginning of the period is $341,585 and $77,226 respectively.